Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
A summary of the status of our options as of Dec. 31, 2017, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2016	21,241,568	$32.57	2.8
Granted	—	—
Exercised	(11,778,373)	36.66
Canceled/Expired	(161,055)	39.10
Balance at Dec. 31, 2017	9,302,140	$27.27	2.7
Vested and expected to vest at Dec. 31, 2017	9,302,140	27.27	2.7
Exercisable at Dec. 31, 2017	9,302,140	27.27	2.7

Stock Options Outstanding

Stock options outstanding at Dec. 31, 2017
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding	Weighted-average remaining contractual life (in years)	Weighted-average exercise price	Exercisable	Weighted-average exercise price
$ 18 to 31	8,544,242	2.9	$25.68	8,544,242	$25.68
$ 31 to 41	13,908	0.5	35.52	13,908	35.52
$ 41 to 51	743,990	0.1	45.39	743,990	45.39
$ 18 to 51	9,302,140	2.7	$27.27	9,302,140	$27.27

(a)	At Dec. 31, 2016 and Dec. 31, 2015, 21,241,568 and 33,703,283 options were exercisable at a weighted-average price per common share of $32.57 and $34.27, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options
(in millions)	2017	2016	2015
Outstanding at Dec. 31,	$247	$315	$306
Exercisable at Dec. 31,	$247	$315	$267

Nonvested Restricted Stock and Restricted Stock Units Activity
The following table summarizes our non-vested PSU, restricted stock and RSU activity for 2017.

Non-vested PSU, restricted stock and RSU activity	Number of shares	Weighted- average fair value
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2016	17,995,515	$35.98
Granted	6,725,625	48.71
Vested	(7,510,459)	34.39
Forfeited	(479,349)	38.79
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2017	16,731,332	$42.42